POSTRETIREMENT BENEFIT PLANS - Description of Postretirement Benefit Plans (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) employee plan
Principal pension plans | GE Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of retirees and beneficiaries covered	177,000
Number of vested former employees	82,500
Number of active employees	23,000
Frozen benefit plan, number of salaried employees | plan	20,000
Principal pension plans | GE Supplementary Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Frozen benefit plan, number of executive employees	700
Other pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of retirees and beneficiaries covered	58,000
Number of vested former employees	48,500
Number of active employees	14,000
Number of U.S. and non-U.S. pension plans | plan	41
Assets or obligations of U.S. and non-U.S. pension plans, threshold | $	$ 50
Principal retiree benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of retirees and beneficiaries covered	151,500
Number of active employees	21,500